Segments - Segment Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	$ 64,194	$ 79,301	$ 60,999
Revenues inter-segment	0	0	0
Net income/(loss) from equity accounted investments	164	291	188
Total revenues and other income	64,357	79,593	61,187
Purchases (net of inventory variation)	(29,532)	(38,516)	(28,212)
Operating, selling, general and administrative expenses	(10,469)	(10,286)	(9,501)
Depreciation, amortisation and net impairment losses	(13,204)	(9,249)	(8,644)
Exploration expenses	(1,854)	(1,405)	(1,059)
Total Operating expenses	(55,058)	(59,456)	(47,416)
Net operating income/(loss)	9,299	20,137	13,771
Additions to PP&E, intangibles and equity accounted investments	14,782	15,201	10,795
Balance sheet information [abstract]
Equity accounted investments	1,442	2,863	2,551
Noncurrent Assets	93,285	86,452	83,911
Exploration & Production Norway (E&P) [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	1,048	588	(23)
Revenues inter-segment	17,769	21,877	17,586
Net income/(loss) from equity accounted investments	15	10	129
Total revenues and other income	18,832	22,475	17,692
Purchases (net of inventory variation)	(1)	2	0
Operating, selling, general and administrative expenses	(3,284)	(3,270)	(2,954)
Depreciation, amortisation and net impairment losses	(5,439)	(4,370)	(3,874)
Exploration expenses	(478)	(431)	(379)
Total Operating expenses	(9,201)	(8,069)	(7,207)
Net operating income/(loss)	9,631	14,406	10,485
Additions to PP&E, intangibles and equity accounted investments	7,316	6,947	4,869
Balance sheet information [abstract]
Equity accounted investments	3	1,102	1,133
Exploration & Production (E&P) International [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	2,127	3,181	1,984
Revenues inter-segment	8,168	9,186	7,249
Net income/(loss) from equity accounted investments	30	31	22
Total revenues and other income	10,325	12,399	9,256
Purchases (net of inventory variation)	(34)	(26)	(7)
Operating, selling, general and administrative expenses	(3,352)	(3,006)	(2,804)
Depreciation, amortisation and net impairment losses	(6,361)	(4,592)	(4,423)
Exploration expenses	(1,377)	(973)	(681)
Total Operating expenses	(11,124)	(8,597)	(7,915)
Net operating income/(loss)	(800)	3,802	1,341
Additions to PP&E, intangibles and equity accounted investments	5,855	7,403	5,063
Balance sheet information [abstract]
Equity accounted investments	321	296	234
Marketing, Midstream and Processing (MMP) [Member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	60,491	75,487	58,935
Revenues inter-segment	439	291	83
Net income/(loss) from equity accounted investments	25	16	53
Total revenues and other income	60,955	75,794	59,071
Purchases (net of inventory variation)	(54,454)	(69,296)	(52,647)
Operating, selling, general and administrative expenses	(4,897)	(4,377)	(3,925)
Depreciation, amortisation and net impairment losses	(600)	(215)	(256)
Exploration expenses	0	0	0
Total Operating expenses	(59,951)	(73,888)	(56,828)
Net operating income/(loss)	1,004	1,906	2,243
Additions to PP&E, intangibles and equity accounted investments	788	331	320
Balance sheet information [abstract]
Equity accounted investments	90	92	134
Other segment [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	527	45	102
Revenues inter-segment	4	2	1
Net income/(loss) from equity accounted investments	93	234	(16)
Total revenues and other income	624	280	87
Purchases (net of inventory variation)	(1)	0	0
Operating, selling, general and administrative expenses	272	(288)	(235)
Depreciation, amortisation and net impairment losses	(804)	(72)	(91)
Exploration expenses	0	0	0
Total Operating expenses	(533)	(360)	(326)
Net operating income/(loss)	92	(79)	(239)
Additions to PP&E, intangibles and equity accounted investments	823	519	543
Balance sheet information [abstract]
Equity accounted investments	1,028	1,373	1,050
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	0	0	0
Revenues inter-segment	(26,379)	(31,355)	(24,919)
Net income/(loss) from equity accounted investments	0		0
Total revenues and other income	(26,379)	(31,355)	(24,919)
Purchases (net of inventory variation)	24,958	30,805	24,442
Operating, selling, general and administrative expenses	793	653	418
Depreciation, amortisation and net impairment losses	0	0	0
Exploration expenses	0	0	0
Total Operating expenses	25,750	31,458	24,860
Net operating income/(loss)	(629)	103	(59)
Additions to PP&E, intangibles and equity accounted investments	0	0	0
Balance sheet information [abstract]
Equity accounted investments	0	0	0
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	11,152	8,655	9,102
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	80,691	74,934	72,258
Segments [member] | Exploration & Production Norway (E&P) [member]
Balance sheet information [abstract]
Noncurrent Assets	33,795	30,762	30,278
Segments [member] | Exploration & Production (E&P) International [member]
Balance sheet information [abstract]
Noncurrent Assets	37,558	38,672	36,453
Segments [member] | Marketing, Midstream and Processing (MMP) [Member]
Balance sheet information [abstract]
Noncurrent Assets	5,124	5,148	5,137
Segments [member] | Other segment [member]
Balance sheet information [abstract]
Noncurrent Assets	$ 4,214	353	390
Segments [member] | Eliminations [member]
Balance sheet information [abstract]
Noncurrent Assets		$ 0	$ 0